CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEETS
Common shares issued	500,768,400	502,440,336
Common shares held in trust	721,800	710,831